Additional information about derivatives financial instruments - Protection programs for the R$ denominated debt instruments (Details) R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$		R$ 10,850		R$ 2,115
Payable			$ 2,579.0		$ 558.0
Average receivable rate		100.07%	100.07%
Average payable rate		2.07%	2.07%
Fair value of liabilities			$ (615.0)		(39.0)
Financial settlement inflows (outflows)	$ (20.0)
Value at risk			46.0
CDI vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities			(113.0)
CDI vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities			(72.0)
CDI vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities			(430.0)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$		R$ 1,881		2,111
Payable			$ 531.0		601.0
Average rate (as a percent)		1.15%	1.15%
Average payable rate		3.00%	3.00%
Fair value of liabilities			$ (193.0)		(75.0)
Financial settlement inflows (outflows)	(19.0)
Value at risk			10.0
TJLP vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities			(26.0)
TJLP vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities			(53.0)
TJLP vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities			(114.0)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$		R$ 2,579		2,173
Payable			$ 642.0		604.0
Average receivable rate		5.66%	5.66%
Average payable rate		0.20%	0.20%
Fair value of liabilities			$ (140.0)		(18.0)
Financial settlement inflows (outflows)	(13.0)
Value at risk			11.0
R$ fixed rate vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities			(7.0)
R$ fixed rate vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities			(73.0)
R$ fixed rate vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities			(60.0)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Receivable | R$		R$ 2,450		2,826
Payable			$ 649.0		759.0
Average receivable rate		5.06%	5.06%
Average payable rate		4.01%	4.01%
Fair value of liabilities			$ (194.0)
Fair value of assets					46.0
Financial settlement inflows (outflows)	$ (10.0)
Value at risk			12.0
IPCA vs. US$ fixed rate swap | 2020
Derivative financial instruments.
Fair value of liabilities			(4.0)
IPCA vs. US$ fixed rate swap | 2021
Derivative financial instruments.
Fair value of liabilities			(91.0)
IPCA vs. US$ fixed rate swap | 2022+
Derivative financial instruments.
Fair value of liabilities			$ (99.0)
IPCA vs. CDI swap
Derivative financial instruments.
Receivable | R$		R$ 1,650		1,634
Payable | R$		R$ 1,350		R$ 1,350
Average receivable rate		6.62%	6.62%
Average payable rate		98.57%	98.57%
Fair value of assets			$ 80.0		105.0
Value at risk			2.0
IPCA vs. CDI swap | 2020
Derivative financial instruments.
Fair value of assets			43.0
IPCA vs. CDI swap | 2021
Derivative financial instruments.
Fair value of assets			6.0
IPCA vs. CDI swap | 2022+
Derivative financial instruments.
Fair value of assets			31.0
Forward
Derivative financial instruments.
Notional amount			$ 924.0		121.0
Average rate (as a percent)		5.96%	5.96%
Fair value of liabilities			$ (10.0)
Fair value of assets					$ 1.0
Value at risk			4.0
Forward | 2020+
Derivative financial instruments.
Fair value of liabilities			$ (10.0)